Filed with the Securities and Exchange Commission on February 25, 2005

1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☒

Post-Effective Amendment No. 6	☐

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒

(Check appropriate box or boxes.)

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540

(Address and Zip Code of Principal Executive Offices)
1-888-785-5578

Registrant's Telephone Number, including Area Code

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577-2540

(Name and Address of Agent for Service)

Copies of all communications to:
Thomas R. Westle
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective:

_____	immediately upon filing pursuant to paragraph (b)

X	on February 28, 2005 pursuant to paragraph (b)

_____	60 days after filing pursuant to paragraph (a)(1)

_____	on ___________ pursuant to paragraph (a)(1)

_____	75 days after filing pursuant to paragraph (a)(2)

_____	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 5 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 27, 2004 and pursuant to Rule 485(a)(2) would have become effective on February 25, 2005.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 2005.

ALPINE INCOME TRUST

By: /s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on February 25, 2005.

SIGNATURES	TITLE

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee (Principal Executive Officer)

/s/ Sheldon R. Flamm * Sheldon R. Flamm	Treasurer (Principal Financial Officer)

/s/ Laurence B. Ashkin* Laurence B. Ashkin	Trustee

/s/ H. Guy Leibler* H. Guy Leibler	Trustee

/s/ Jeffrey Wacksman* Jeffrey Wacksman	Trustee

* /s/	Samuel A. Lieber
Samuel A. Lieber

Attorney-in-Fact pursuant to Power of
Attorney previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on September 10, 2003 and incorporated by reference.